UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%(1)

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.	108,843	$11,161,850

		$11,161,850

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	76,469	$5,677,823

		$5,677,823

Banks — 5.6%
JPMorgan Chase & Co.	190,286	$11,824,372
PNC Financial Services Group, Inc. (The)	75,444	6,140,387
Wells Fargo & Co.	239,285	11,325,359

		$29,290,118

Beverages — 1.3%
Constellation Brands, Inc., Class A	40,007	$6,617,158

		$6,617,158

Biotechnology — 1.4%
Celgene Corp.(2)	74,873	$7,384,724

		$7,384,724

Capital Markets — 3.4%
Charles Schwab Corp. (The)	380,524	$9,631,062
Goldman Sachs Group, Inc. (The)	55,329	8,220,783

		$17,851,845

Chemicals — 0.9%
PPG Industries, Inc.	44,103	$4,593,327

		$4,593,327

Communications Equipment — 1.3%
Cisco Systems, Inc.	239,716	$6,877,452

		$6,877,452

Containers & Packaging — 0.8%
International Paper Co.	104,964	$4,448,374

		$4,448,374

Distributors — 0.6%
LKQ Corp.(2)	92,449	$2,930,633

		$2,930,633

Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.	274,328	$15,318,476
Zayo Group Holdings, Inc.(2)	202,108	5,644,876

		$20,963,352

Electric Utilities — 1.9%
NextEra Energy, Inc.	77,018	$10,043,147

		$10,043,147

Electrical Equipment — 1.5%
Rockwell Automation, Inc.	70,063	$8,044,634

		$8,044,634

Security	Shares	Value
Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	77,365	$6,118,024

		$6,118,024

Food & Staples Retailing — 1.3%
Kroger Co. (The)	180,562	$6,642,876

		$6,642,876

Food Products — 4.5%
General Mills, Inc.	100,441	$7,163,452
Kellogg Co.	111,936	9,139,574
Mondelez International, Inc., Class A	164,686	7,494,860

		$23,797,886

Health Care Equipment & Supplies — 2.3%
Medtronic PLC	72,030	$6,250,043
Zimmer Biomet Holdings, Inc.	49,397	5,946,411

		$12,196,454

Household Durables — 1.9%
Newell Brands, Inc.	141,346	$6,865,175
Whirlpool Corp.	17,257	2,875,707

		$9,740,882

Industrial Conglomerates — 5.9%
Danaher Corp.	137,163	$13,853,463
General Electric Co.	545,499	17,172,309

		$31,025,772

Insurance — 2.2%
Aflac, Inc.	97,551	$7,039,280
American Financial Group, Inc.	60,195	4,450,217

		$11,489,497

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(2)	24,570	$17,582,783

		$17,582,783

Internet Software & Services — 6.1%
Alphabet, Inc., Class C(2)	35,072	$24,273,331
Facebook, Inc., Class A(2)	68,820	7,864,750

		$32,138,081

IT Services — 2.7%
Visa, Inc., Class A	192,750	$14,296,268

		$14,296,268

Media — 1.6%
ITV PLC	1,005,930	$2,411,892
Time Warner, Inc.	78,981	5,808,263

		$8,220,155

Multi-Utilities — 1.7%
Sempra Energy	78,341	$8,932,441

		$8,932,441

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	103,250	$10,823,697
EOG Resources, Inc.	68,631	5,725,198
Occidental Petroleum Corp.	95,994	7,253,307
Royal Dutch Shell PLC, Class B	210,670	5,820,511

		$29,622,713

Security	Shares	Value
Pharmaceuticals — 11.3%
Allergan PLC(2)	52,072	$12,033,319
Bristol-Myers Squibb Co.	133,168	9,794,506
Eli Lilly & Co.	102,475	8,069,906
Johnson & Johnson	127,960	15,521,548
Pfizer, Inc.	251,968	8,871,793
Teva Pharmaceutical Industries, Ltd. ADR	99,377	4,991,707

		$59,282,779

Real Estate Investment Trusts (REITs) — 4.0%
Equity Residential	135,193	$9,312,094
Federal Realty Investment Trust	35,845	5,934,140
Simon Property Group, Inc.	27,497	5,964,099

		$21,210,333

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	230,934	$7,574,635
NXP Semiconductors NV(2)	143,782	11,263,882

		$18,838,517

Software — 3.3%
Microsoft Corp.	334,551	$17,118,975

		$17,118,975

Specialty Retail — 3.8%
Home Depot, Inc. (The)	76,846	$9,812,466
Lowe’s Cos., Inc.	96,900	7,671,573
Sally Beauty Holdings, Inc.(2)	92,018	2,706,249

		$20,190,288

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	190,155	$18,178,818

		$18,178,818

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	150,831	$8,325,871

		$8,325,871

Tobacco — 2.5%
Altria Group, Inc.	190,948	$13,167,774

		$13,167,774

Total Common Stocks (identified cost $448,669,387)		$524,001,624

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$2,921	$2,921,415

Total Short-Term Investments (identified cost $2,921,415)		$2,921,415

Total Investments — 100.5% (identified cost $451,590,802)		$526,923,039

Covered Call Options Written — (0.5)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Aflac, Inc.	485	$72.50	8/19/16	$(79,540)
Allergan PLC	260	247.50	7/1/16	(3,250)
Allergan PLC	260	242.50	7/29/16	(78,650)
Alphabet, Inc., Class C	175	745.00	7/22/16	(6,125)
Altria Group, Inc.	950	70.00	7/29/16	(70,300)
Amazon.com, Inc.	130	742.50	7/1/16	(975)
American Financial Group, Inc.	300	75.00	8/19/16	(40,500)
Apple, Inc.	950	103.00	7/1/16	(475)
Bristol-Myers Squibb Co.	665	73.50	7/1/16	(20,948)
C.H. Robinson Worldwide, Inc.	505	77.50	7/15/16	(8,837)
Celgene Corp.	370	103.00	7/29/16	(52,725)
Charles Schwab Corp. (The)	1,550	31.00	7/15/16	(7,750)
Chevron Corp.	515	104.00	7/29/16	(139,565)
Cisco Systems, Inc.	1,195	30.00	7/8/16	(1,195)
Constellation Brands, Inc., Class A	230	165.00	8/19/16	(110,400)
Danaher Corp.	685	105.00	8/19/16	(54,800)
Eli Lilly & Co.	510	81.50	8/5/16	(47,430)
EOG Resources, Inc.	340	86.00	7/1/16	(2,040)
Equity Residential	535	74.50	7/15/16	(6,687)
Facebook, Inc., Class A	465	120.00	7/15/16	(7,672)
Federal Realty Investment Trust	175	170.00	8/19/16	(35,494)
General Electric Co.	2,725	32.00	7/29/16	(91,288)
General Mills, Inc.	500	70.00	8/19/16	(126,250)
Goldman Sachs Group, Inc. (The)	275	157.50	7/22/16	(24,338)
Home Depot, Inc. (The)	380	131.00	7/29/16	(33,630)
Intel Corp.	1,150	34.00	8/5/16	(48,126)
International Paper Co.	375	44.00	7/1/16	(1,875)
Johnson & Johnson	640	120.00	7/15/16	(122,880)
JPMorgan Chase & Co.	950	67.50	7/1/16	(950)
Kellogg Co.	555	90.00	8/19/16	(34,688)
Kroger Co. (The)	900	37.50	7/15/16	(24,750)
LKQ Corp.	460	32.50	8/19/16	(40,250)
Lowe’s Cos., Inc.	480	82.50	7/15/16	(5,760)
Medtronic PLC	450	85.00	7/8/16	(85,050)
Medtronic PLC	360	88.50	8/5/16	(25,020)
MetLife, Inc.	785	47.50	7/1/16	(9,812)
Microsoft Corp.	1,670	54.00	7/1/16	(835)
Mondelez International, Inc., Class A	820	47.00	8/19/16	(107,830)
Newell Brands, Inc.	705	52.50	8/19/16	(26,438)
NextEra Energy, Inc.	385	135.00	8/19/16	(35,997)
NIKE, Inc., Class B	750	56.00	7/29/16	(68,625)
NXP Semiconductors NV	715	82.00	7/29/16	(125,125)
Occidental Petroleum Corp.	480	77.50	7/8/16	(8,640)
Pfizer, Inc.	1,070	36.50	7/22/16	(6,420)
PNC Financial Services Group, Inc. (The)	375	92.50	7/15/16	(750)
PPG Industries, Inc.	220	110.00	7/15/16	(2,200)
Rockwell Automation, Inc.	265	125.00	7/15/16	(5,300)
Sally Beauty Holdings, Inc.	460	30.00	8/19/16	(44,850)
Schlumberger, Ltd.	385	79.00	7/8/16	(39,270)
Sempra Energy	390	115.00	8/19/16	(77,405)
Simon Property Group, Inc.	135	220.00	8/19/16	(57,713)
Teva Pharmaceutical Industries, Ltd. ADR	495	57.00	7/8/16	(1,485)
Time Warner, Inc.	390	73.00	7/29/16	(78,975)
United Technologies Corp.	540	104.00	7/8/16	(10,800)
Verizon Communications, Inc.	1,370	56.50	8/5/16	(62,580)
Visa, Inc., Class A	960	83.00	7/8/16	(7,680)
Wells Fargo & Co.	1,195	52.00	7/8/16	(448,125)
Whirlpool Corp.	85	170.00	7/29/16	(38,888)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Zayo Group Holdings, Inc.	1,010	$30.00	7/15/16	$(12,625)
Zimmer Biomet Holdings, Inc.	280	125.00	7/15/16	(3,500)

Total Covered Call Options Written (premiums received $2,819,368)				$(2,722,081)

Other Assets, Less Liabilities — 0.0%(4)				$99,687

Net Assets — 100.0%				$524,300,645

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at June 30, 2016 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2016 was $12,643.

(4)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended June 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	39,470	$3,382,526
Options written	320,835	24,275,622
Options terminated in closing purchase transactions	(156,140)	(11,585,157)
Options expired	(166,780)	(13,253,623)

Outstanding, end of period	37,385	$2,819,368

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,722,081.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$451,851,280

Gross unrealized appreciation	$85,633,143
Gross unrealized depreciation	(10,561,384)

Net unrealized appreciation	$75,071,759

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$64,578,720	$2,411,892		$—	$66,990,612
Consumer Staples	50,225,694	—		—	50,225,694
Energy	29,920,226	5,820,511		—	35,740,737
Financials	79,841,793	—		—	79,841,793
Health Care	78,863,957	—		—	78,863,957
Industrials	55,910,079	—		—	55,910,079
Information Technology	107,448,111	—		—	107,448,111
Materials	9,041,701	—		—	9,041,701
Telecommunication Services	20,963,352	—		—	20,963,352
Utilities	18,975,588	—		—	18,975,588
Total Common Stocks	$515,769,221	$8,232,403	*	$—	$524,001,624
Short-Term Investments	$—	$2,921,415		$—	$2,921,415
Total Investments	$515,769,221	$11,153,818		$—	$526,923,039

Liability Description
Covered Call Options Written	$(2,722,081)	$—		$—	$(2,722,081)
Total	$(2,722,081)	$—		$—	$(2,722,081)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016